UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esp.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: June 30, 2019

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Argentina — 0.2%
MercadoLibre Inc *	3,336	$1,136

Canada — 1.0%
Canadian Natural Resources Ltd	101,328	3,309
Magna International Inc	24,816	1,304

		4,613

China — 0.4%
Tencent Holdings Ltd ADR	44,452	1,815

Ireland — 1.2%
Accenture PLC, Cl A	11,297	1,923
Ingersoll-Rand PLC	9,666	989
Jazz Pharmaceuticals PLC *	1,851	311
Medtronic PLC	12,549	1,234
Shire PLC ADR	4,501	816

		5,273

Netherlands — 0.7%
Royal Dutch Shell PLC ADR, Cl A	43,244	2,947

United Kingdom — 0.8%
Aon PLC	2,642	406
BP PLC ADR	70,765	3,262

		3,668

United States — 92.2%

Communication Services — 7.4%
Activision Blizzard Inc	9,766	812
Alphabet Inc, Cl A *	5,610	6,772
Alphabet Inc, Cl C *	2,147	2,562
AT&T Inc	108,227	3,634
Charter Communications Inc, Cl A *	903	294
Cinemark Holdings Inc	11,046	444
Comcast Corp, Cl A	74,924	2,653
Electronic Arts Inc *	11,703	1,410
Facebook Inc, Cl A *	33,415	5,495
Interpublic Group of Cos Inc/The	8,487	194
John Wiley & Sons Inc, Cl A	3,657	222
Liberty Media Corp-Liberty Formula One, Cl C *	8,635	321
Omnicom Group Inc	33,823	2,301
Sprint Corp *	46,477	304
T-Mobile US Inc *	3,257	229
Twitter Inc *	6,144	175
Verizon Communications Inc	36,358	1,941
Viacom Inc, Cl B	7,351	248
Walt Disney Co/The	22,923	2,681
Zayo Group Holdings Inc *	6,376	221

		32,913

Consumer Discretionary — 12.8%
Amazon.com Inc *	6,645	13,310
Best Buy Co Inc	4,981	395
Booking Holdings Inc *	1,294	2,567

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BorgWarner Inc	4,528	$194
Carnival Corp	11,633	742
Chipotle Mexican Grill Inc, Cl A *	450	205
Delphi Automotive PLC *	4,164	349
Dollar General Corp	36,125	3,948
Dollar Tree Inc *	2,077	169
Domino’s Pizza Inc	1,958	577
DR Horton Inc	26,641	1,124
Dunkin’ Brands Group Inc	4,863	359
eBay Inc *	11,819	390
Floor & Decor Holdings Inc, Cl A *	4,282	129
Ford Motor Co	17,445	161
Gap Inc/The	8,437	243
General Motors Co	75,600	2,545
Goodyear Tire & Rubber Co/The	41,326	967
Hanesbrands Inc	18,984	350
Hasbro Inc	2,632	277
Hilton Worldwide Holdings Inc	10,242	827
Home Depot Inc/The	13,281	2,751
Hyatt Hotels Corp, Cl A	2,635	210
Kohl’s Corp	4,263	318
L Brands Inc	5,950	180
Lear Corp	3,009	436
Lowe’s Cos Inc	37,489	4,304
Macy’s Inc	8,056	280
Marriott International Inc/MD, Cl A	5,030	664
McDonald’s Corp	4,567	764
Mohawk Industries Inc *	1,870	328
Netflix Inc *	8,902	3,331
Newell Brands Inc	9,871	200
NIKE Inc, Cl B	21,230	1,799
Nordstrom Inc	3,866	231
Norwegian Cruise Line Holdings Ltd *	19,050	1,094
PVH Corp	1,776	256
Qurate Retail Inc *	12,704	282
Ross Stores Inc	22,076	2,188
Royal Caribbean Cruises Ltd	5,761	749
Starbucks Corp	21,123	1,201
Target Corp	5,064	447
Tesla Inc *	3,111	824
TJX Cos Inc/The	5,087	570
Tupperware Brands Corp	20,928	700
Ulta Beauty Inc *	5,459	1,540
VF Corp	4,023	376
Visteon Corp *	2,090	194
Wendy’s Co/The	14,280	245
Williams-Sonoma Inc	3,319	218
Wyndham Destinations Inc	7,174	311
Wyndham Hotels & Resorts Inc	3,409	189

		57,008

New Covenant Funds / Quarterly Report / September 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Staples — 6.2%
Bunge Ltd	4,239	$291
Campbell Soup Co	15,327	561
Clorox Co/The	6,602	993
Coca-Cola Co/The	53,876	2,489
Colgate-Palmolive Co	14,526	973
Conagra Brands Inc	43,665	1,483
Costco Wholesale Corp	1,787	420
Estee Lauder Cos Inc/The, Cl A	1,768	257
General Mills Inc	15,944	684
Hershey Co/The	2,295	234
Ingredion Inc	3,994	419
JM Smucker Co/The	31,219	3,203
Kellogg Co	10,224	716
Keurig Dr Pepper Inc	49,437	1,145
Kimberly-Clark Corp	11,809	1,342
Kroger Co/The	108,784	3,167
McCormick & Co Inc/MD	8,152	1,074
Mondelez International Inc, Cl A	11,943	513
Monster Beverage Corp *	17,040	993
PepsiCo Inc	21,039	2,352
Procter & Gamble Co/The	33,304	2,772
Sysco Corp	8,925	654
Walmart Inc	10,031	942

		27,677

Energy — 6.0%
Anadarko Petroleum Corp	13,228	892
Andeavor	2,130	327
Apache Corp	4,822	230
Apergy Corp *	5,586	243
Baker Hughes a GE Co	7,765	263
Cheniere Energy Inc *	3,759	261
Chevron Corp	28,747	3,515
ConocoPhillips	34,963	2,706
Devon Energy Corp	59,400	2,372
Diamondback Energy Inc	1,805	244
EOG Resources Inc	1,968	251
EQT Corp	2,732	121
Exxon Mobil Corp	30,329	2,579
Halliburton Co	24,071	976
Helmerich & Payne Inc	16,188	1,113
Hess Corp	11,038	790
HollyFrontier Corp	4,208	294
Kinder Morgan Inc/DE	49,863	884
Kosmos Energy Ltd *	28,750	269
Marathon Oil Corp	13,374	311
Marathon Petroleum Corp	5,168	413
Newfield Exploration Co *	12,145	350
Noble Energy Inc	6,179	193
Occidental Petroleum Corp	43,318	3,559
Oceaneering International Inc *	23,125	638

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONEOK Inc	3,505	$238
Pioneer Natural Resources Co	1,910	333
Schlumberger Ltd	34,343	2,092
Weatherford International PLC *	53,775	146

		26,603

Financials — 13.5%
Aflac Inc	66,350	3,123
Allstate Corp/The	3,458	341
American Express Co	2,173	231
Arthur J Gallagher & Co	4,912	366
Bank of America Corp	186,930	5,507
Bank of New York Mellon Corp/The	12,656	645
Bank OZK	5,311	202
Berkshire Hathaway Inc, Cl B *	26,205	5,611
Blackstone Group LP/The (A)	57,555	2,192
BNP Paribas SA ADR	35,095	1,068
Brighthouse Financial Inc *	3,743	166
Citigroup Inc	87,428	6,272
CME Group Inc, Cl A	1,231	210
Comerica Inc	7,408	668
E*TRADE Financial Corp *	16,529	866
First Republic Bank/CA	7,339	705
Goldman Sachs Group Inc/The	6,243	1,400
Hartford Financial Services Group Inc/The	4,042	202
Invesco Ltd	50,690	1,160
JPMorgan Chase & Co	54,977	6,204
KKR & Co Inc	129,269	3,525
Marsh & McLennan Cos Inc	34,714	2,872
MetLife Inc	7,446	348
Moody’s Corp	1,518	254
Morgan Stanley	11,024	513
Morningstar Inc	1,607	202
MSCI Inc, Cl A	1,897	337
Northern Trust Corp	10,691	1,092
OneMain Holdings Inc, Cl A *	22,691	763
Pinnacle Financial Partners Inc	3,213	193
Principal Financial Group Inc	12,977	760
Prudential Financial Inc	12,809	1,298
S&P Global Inc	12,054	2,355
Santander Consumer USA Holdings Inc	65,560	1,314
SLM Corp *	47,263	527
State Street Corp	40,190	3,367
SVB Financial Group *	1,492	464
Synchrony Financial	8,168	254
T Rowe Price Group Inc	2,711	296
US Bancorp	4,373	231
Voya Financial Inc	4,001	199
Wells Fargo & Co	30,925	1,625
Willis Towers Watson PLC	1,386	195

		60,123

2	New Covenant Funds / Quarterly Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 15.2%
Abbott Laboratories	65,246	$4,786
AbbVie Inc	18,882	1,786
ABIOMED Inc *	481	216
Agilent Technologies Inc	9,105	642
Allergan PLC	2,345	447
Alnylam Pharmaceuticals Inc *	1,692	148
AmerisourceBergen Corp, Cl A	30,788	2,839
Amgen Inc	23,384	4,847
Anthem Inc	1,320	362
Baxter International Inc	13,102	1,010
Becton Dickinson and Co	10,408	2,716
Biogen Inc *	2,651	937
Boston Scientific Corp *	60,424	2,326
Bristol-Myers Squibb Co	17,401	1,080
Celgene Corp *	14,406	1,289
Centene Corp *	2,205	319
Cigna Corp	5,427	1,130
CVS Health Corp	72,917	5,740
DENTSPLY SIRONA Inc	3,113	117
Edwards Lifesciences Corp *	3,775	657
Eli Lilly & Co	5,249	563
Exelixis Inc *	10,371	184
Gilead Sciences Inc	15,033	1,161
HCA Healthcare Inc	3,868	538
Horizon Pharma Plc *	37,746	739
Humana Inc	1,424	482
Illumina Inc *	4,741	1,740
IQVIA Holdings Inc *	3,079	399
Johnson & Johnson	39,209	5,418
McKesson Corp	1,329	176
Merck & Co Inc	62,587	4,440
Mettler-Toledo International Inc *	562	342
Mylan NV *	17,337	635
Neurocrine Biosciences Inc *	2,042	251
Pfizer Inc	69,025	3,042
Portola Pharmaceuticals Inc *	10,749	286
Quest Diagnostics Inc	1,980	214
Regeneron Pharmaceuticals Inc *	1,105	446
ResMed Inc	2,930	338
Sarepta Therapeutics Inc *	1,410	228
TESARO Inc *	1,475	58
Thermo Fisher Scientific Inc	2,235	546
UnitedHealth Group Inc	35,381	9,413
Varian Medical Systems Inc *	2,214	248
Vertex Pharmaceuticals Inc *	4,167	803
Zimmer Biomet Holdings Inc	4,581	602
Zoetis Inc, Cl A	7,745	709

		67,395

Industrials — 8.6%
3M Co	15,558	3,278

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AECOM *	21,002	$686
AerCap Holdings NV *	17,598	1,012
American Airlines Group Inc	24,177	999
Arconic Inc	7,379	162
CoStar Group Inc *	1,836	773
CSX Corp	4,792	355
Cummins Inc	3,879	567
Deere & Co	5,117	769
Delta Air Lines Inc	39,107	2,262
Eaton Corp PLC	16,932	1,469
Equifax Inc	5,040	658
FedEx Corp	3,607	869
Fluor Corp	6,066	352
General Electric Co	86,732	979
HEICO Corp	4,351	403
Hexcel Corp	4,105	275
Honeywell International Inc	2,692	448
Illinois Tool Works Inc	15,910	2,245
Johnson Controls International plc	29,136	1,020
Landstar System Inc	2,284	279
Macquarie Infrastructure Corp	13,973	645
ManpowerGroup Inc	9,116	784
Nielsen Holdings PLC	13,602	376
Norfolk Southern Corp	3,083	556
Oshkosh Corp	2,762	197
Owens Corning	4,958	269
Rockwell Automation Inc	4,185	785
Roper Technologies Inc	2,056	609
Southwest Airlines Co	5,376	336
Spirit AeroSystems Holdings Inc, Cl A	9,447	866
Stanley Black & Decker Inc	1,349	198
Teledyne Technologies Inc *	1,544	381
TransDigm Group Inc *	3,057	1,138
TransUnion	3,412	251
Union Pacific Corp	14,289	2,327
United Continental Holdings Inc *	15,126	1,347
United Parcel Service Inc, Cl B	6,206	725
United Rentals Inc *	1,692	277
United Technologies Corp	7,686	1,075
Univar Inc *	8,027	246
Waste Management Inc	6,467	584
WESCO International Inc *	3,527	217
WW Grainger Inc	9,427	3,369
Xylem Inc/NY	12,147	970

		38,388

Information Technology — 17.0%
Adobe Systems Inc *	13,131	3,545
Advanced Micro Devices Inc *	9,113	282
Amdocs Ltd	7,734	510
Analog Devices Inc	7,415	686
Apple Inc	37,979	8,573

New Covenant Funds / Quarterly Report / September 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ARRIS International PLC *	8,086	$210
ASML Holding NV, Cl G	7,074	1,330
Autodesk Inc *	10,760	1,680
Automatic Data Processing Inc	22,212	3,346
Broadcom Inc	3,838	947
CA Inc	12,146	536
Cisco Systems Inc	87,677	4,265
Cognizant Technology Solutions Corp, Cl A	8,315	642
CommScope Holding Co Inc *	7,086	218
Dell Technologies Inc Class V, Cl V *	6,342	616
DXC Technology Co	6,114	572
First Data Corp, Cl A *	56,161	1,374
Intel Corp	39,676	1,876
International Business Machines Corp	11,979	1,811
Intuit Inc	3,811	867
Keysight Technologies Inc *	12,896	855
Lam Research Corp	3,010	457
Mastercard Inc, Cl A	15,578	3,468
Microchip Technology Inc	24,007	1,894
Micron Technology Inc *	45,891	2,076
Microsoft Corp	111,323	12,732
National Instruments Corp	6,033	292
NetApp Inc	2,936	252
NVIDIA Corp	9,159	2,574
NXP Semiconductors NV	5,423	464
ON Semiconductor Corp *	18,593	343
Oracle Corp	27,586	1,422
PayPal Holdings Inc *	18,658	1,639
QUALCOMM Inc	11,619	837
salesforce.com *	19,678	3,129
Symantec Corp	24,246	516
Teradata Corp *	6,164	232
Texas Instruments Inc	7,879	845
Visa Inc, Cl A	44,331	6,654
Western Digital Corp	2,423	142
Workday Inc, Cl A *	4,350	635
Xerox Corp	8,750	236

		75,580

Materials — 2.9%
Air Products & Chemicals Inc	4,688	783
Albemarle Corp	1,720	172
Alcoa Corp *	8,537	345
Avery Dennison Corp	2,597	281
Axalta Coating Systems Ltd *	7,963	232
Ball Corp	28,404	1,250
Cabot Corp	5,731	359
Crown Holdings Inc *	10,118	486
DowDuPont Inc	25,355	1,631
Eastman Chemical Co	13,134	1,257
Ecolab Inc	3,922	615
FMC Corp	2,400	209

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Freeport-McMoRan Inc	11,218	$156
International Flavors & Fragrances Inc	2,307	321
Newmont Mining Corp	10,585	320
PPG Industries Inc	1,829	200
Praxair Inc	8,725	1,402
Reliance Steel & Aluminum Co	6,748	576
Sherwin-Williams Co/The	2,680	1,220
Sonoco Products Co	7,897	438
Vulcan Materials Co	7,592	844

		13,097

Real Estate — 1.9%
AvalonBay Communities Inc ‡	3,261	591
Boston Properties Inc ‡	1,468	181
Brandywine Realty Trust ‡	14,492	228
CBRE Group Inc, Cl A *	6,418	283
Corporate Office Properties Trust ‡	30,789	918
Equinix Inc ‡	963	417
Forest City Realty Trust Inc, Cl A *‡	22,432	563
Host Hotels & Resorts Inc ‡	31,731	670
Iron Mountain Inc	5,996	207
Jones Lang LaSalle Inc	1,910	276
Kilroy Realty Corp	4,516	324
Prologis Inc ‡	21,281	1,443
Regency Centers Corp ‡	7,367	476
SBA Communications Corp, Cl A *‡	4,568	734
Welltower Inc ‡	3,658	235
Weyerhaeuser Co ‡	26,925	869

		8,415

Utilities — 1.6%
American Water Works Co Inc	11,171	983
CMS Energy Corp	25,528	1,251
DTE Energy Co	11,559	1,261
Eversource Energy	13,968	858
Exelon Corp	5,072	221
NiSource Inc	13,892	346
PG&E Corp *	17,264	794
Pinnacle West Capital Corp	2,640	209
Xcel Energy Inc	22,986	1,085

		7,008

		414,207

Total Common Stock (Cost $306,860) ($ Thousands)		433,659

4	New Covenant Funds / Quarterly Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
1.850%**†	10,658,119	$10,658

(Cost $10,658) ($ Thousands)		10,658

Total Investments in Securities — 98.9% (Cost $317,518) ($ Thousands)		$444,317

Percentages are based on Net Assets of $449,470 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At September 30, 2018, such securities amounted to $2,192 ($ Thousands), or 0.5% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

As of September 30, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 6/30/2018	Purchases at Cost	Proceeds from Sales	Value 9/30/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 6,521	$ 11,891	$ (7,754)	$ 10,658	$ 58

New Covenant Funds / Quarterly Report / September 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 36.7%

Agency Mortgage-Backed Obligations — 30.7%
FHLMC
6.500%, 09/01/2039	$39	$43
5.500%, 12/01/2036 to 12/01/2038	341	368
5.000%, 12/01/2020 to 08/01/2044	1,486	1,573
4.500%, 06/01/2038 to 04/01/2047	5,361	5,551
4.000%, 07/01/2037 to 07/01/2048	4,326	4,388
3.500%, 11/01/2042 to 03/01/2045	2,036	2,016
3.000%, 08/01/2046 to 10/25/2048	3,919	3,761
2.000%, 09/01/2023	595	576
FHLMC CMO, Ser 2011-3947, Cl SG, IO
3.792%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	321	45
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	195	16
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	416	32
FHLMC CMO, Ser 2012-4099, Cl ST, IO
3.842%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	145	23
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	375	61
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.092%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	222	29
FHLMC CMO, Ser 2014-4310, Cl SA, IO
3.792%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	60	8
FHLMC CMO, Ser 2014-4335, Cl SW, IO
3.842%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	124	18
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.552%, 04/15/2041 (A)	80	4
FHLMC Multifamily Structured Pass Through Certificates, Ser K712, Cl X1, IO
1.444%, 11/25/2019 (A)	1,196	13
FHLMC Multifamily Structured Pass Through Certificates, Ser Q005, Cl A2
3.352%, 10/25/2033	80	76
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M2
4.716%, VAR ICE LIBOR USD 1 Month+2.500%, 08/25/2024	20	20
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.416%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	311	314
FHLMC TBA
5.000%, 10/15/2033	400	420
4.000%, 10/14/2040	2,400	2,424
3.000%, 10/15/2042	200	191
2.500%, 10/15/2027	1,000	964

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2016-353, Cl S1, IO
3.842%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	$171	$28
FNMA
7.000%, 11/01/2037 to 11/01/2038	35	39
6.500%, 01/01/2038 to 05/01/2040	260	290
6.000%, 07/01/2037 to 11/01/2038	172	188
5.500%, 02/01/2035	153	166
5.000%, 01/01/2021 to 07/01/2045	4,140	4,397
4.500%, 02/01/2035 to 04/01/2056	2,851	2,960
4.135%, 11/25/2017	82	12
4.000%, 06/01/2025 to 08/01/2047	12,433	12,620
3.690%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	31	32
3.643%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.268%, 01/01/2036	47	48
3.620%, VAR ICE LIBOR USD 12 Month+1.437%, 05/01/2043	570	586
3.500%, 12/01/2032 to 03/01/2057	9,635	9,548
3.000%, 08/01/2046 to 11/01/2046	605	579
2.500%, 10/01/2042	611	568
2.240%, 09/01/2026	145	134
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	548	589
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	543	45
FNMA CMO, Ser 2014-47, Cl AI, IO
1.560%, 08/25/2044 (A)	184	9
FNMA CMO, Ser 2015-55, Cl IO, IO
1.350%, 08/25/2055 (A)	43	2
FNMA CMO, Ser 2015-56, Cl AS, IO
3.934%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	71	13
FNMA CMO, Ser M3, Cl X2, IO
0.466%, 10/25/2024 (A)	4,435	81
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
7.116%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	317	363
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
3.516%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	297	299
FNMA TBA
5.000%, 10/01/2036	2,500	2,624
4.500%, 10/14/2034	6,100	6,293
4.000%, 10/14/2039	700	707
3.500%, 10/01/2040	3,200	3,216
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	154	169

6	New Covenant Funds / Quarterly Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2013-54, Cl BS, IO
3.934%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	$58	$10
FNMA, Ser 2017-76, Cl SB, IO
3.884%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	332	54
GNMA
5.500%, 02/20/2037 to 01/15/2039	159	170
5.000%, 12/20/2038 to 09/20/2048	2,063	2,178
4.600%, 09/15/2034	2,420	2,521
4.500%, 07/20/2038 to 09/20/2048	1,201	1,252
4.000%, 01/15/2041 to 08/20/2047	1,271	1,300
3.500%, 02/20/2047 to 10/20/2047	1,091	1,087
3.000%, 09/20/2047 to 11/20/2047	1,996	1,935
2.500%, 02/20/2027	863	842
GNMA CMO, Ser 186, Cl IO, IO
0.757%, 08/16/2054 (A)	1,619	72
GNMA CMO, Ser 2012-34, Cl SA, IO
3.885%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	42	5
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	92	8
GNMA CMO, Ser 2012-H18, Cl NA
2.600%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	222	223
GNMA CMO, Ser 2012-H30, Cl GA
2.430%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	936	935
GNMA CMO, Ser 2013-H01, Cl TA
2.580%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	44	44
GNMA CMO, Ser 2013-H08, Cl BF
2.480%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	924	923
GNMA CMO, Ser 2014-105, IO
1.100%, 06/16/2054	1,265	64
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	128	26
GNMA CMO, Ser 2015-H20, Cl FA
2.550%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	285	286
GNMA CMO, Ser 85, Cl IA, IO
0.711%, 03/16/2047 (A)	3,144	118
GNMA CMO, Ser 95, Cl IO, IO
0.616%, 04/16/2047 (A)	1,699	68
GNMA TBA
5.000%, 10/01/2033 to 11/01/2039	2,400	2,506
4.500%, 10/15/2039	4,160	4,299
4.000%, 10/01/2039	5,500	5,594
3.500%, 10/15/2041	500	497
3.000%, 10/01/2042	1,100	1,065

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-H21, Cl FB
2.780%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	$556	$561

		98,182

Non-Agency Mortgage-Backed Obligations — 6.0%
280 Park Avenue Mortgage Trust, Ser 280P, Cl A
3.038%, VAR LIBOR USD 1 Month+0.880%, 09/15/2034 (B)	410	410
Bear Stearns Trust, Ser 2004-6, Cl 1A
2.856%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	125	124
BX Trust, Ser APPL, Cl A
3.038%, VAR LIBOR USD 1 Month+0.880%, 07/15/2034 (B)	136	136
BX Trust, Ser IMC, Cl A
3.208%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (B)	670	671
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	101
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	810	804
COMM Mortgage Trust, Ser 2014-PAT, Cl A
2.933%, VAR LIBOR USD 1 Month+0.800%, 08/13/2027 (B)	116	116
COMM Mortgage Trust, Ser CR5, Cl AM
3.223%, 12/10/2045 (B)	590	581
COMM Mortgage Trust, Ser CR8, Cl A4
3.334%, 06/10/2046	700	697
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
1.022%, 11/10/2046 (A)	726	21
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	21
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.252%, 10/10/2046 (A)	10	10
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	20
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
2.983%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (B)	200	200
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(B)	1,466	1,429
DBUBS Mortgage Trust, Ser LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,010	1,036

New Covenant Funds / Quarterly Report / September 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	$80	$84
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
2.886%, VAR ICE LIBOR USD 1 Month+0.670%, 01/25/2035	224	224
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	210	219
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (A)	30	31
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.710%, 09/15/2047 (A)	80	78
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	7	8
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C6, Cl A3
3.507%, 05/15/2045	1,318	1,321
JPMorgan Chase Commercial Mortgage Securities Trust, Ser FL7, Cl D
5.908%, VAR LIBOR USD 1 Month+3.750%, 05/15/2028 (B)	200	197
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LC9, Cl AS
3.353%, 12/15/2047 (B)	380	375
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
3.077%, 05/25/2045 (A)(B)	158	157
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	546	538
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(B)	768	747
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	300	293
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	1,006	984
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(B)	963	954
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	5	5
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.219%, 07/15/2046 (A)	120	123
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl ASB
3.354%, 11/15/2052	615	607

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	$1,475	$1,461
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	220	218
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	4	4
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (B)	128	127
MSCG Trust, Ser ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	410	395
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	85	87
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	835	824
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	312	307
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	115
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	73
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.488%, 05/10/2063 (A)(B)	345	14
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl NXS3
3.371%, 09/15/2057	160	159
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.568%, 06/15/2045 (A)(B)	1,143	45
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.341%, 05/15/2045 (A)(B)	1,146	52
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.779%, 10/15/2057 (A)	1,176	32
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.521%, 10/15/2057 (A)	270	276
WFRBS Commercial Mortgage Trust, Ser C11, Cl AS
3.311%, 03/15/2045	160	158

8	New Covenant Funds / Quarterly Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser C4, Cl A4
4.902%, 06/15/2044 (A)(B)	$1,354	$1,402

		19,071

Total Mortgage-Backed Securities (Cost $119,819) ($ Thousands)		117,253

CORPORATE OBLIGATIONS — 31.8%

Communication Services — 3.3%
21st Century Fox America
6.900%, 03/01/2019	900	915
3.000%, 09/15/2022	30	30
AT&T
5.800%, 02/15/2019	820	830
4.125%, 02/17/2026	408	403
3.875%, 08/15/2021	10	10
3.411%, 11/27/2022 (B)(C)	2,000	1,710
3.400%, 05/15/2025	460	438
3.000%, 06/30/2022	10	10
2.375%, 11/27/2018	290	290
Bharti Airtel
4.375%, 06/10/2025 (B)	200	185
Charter Communications Operating
4.908%, 07/23/2025	40	41
3.750%, 02/15/2028	20	18
3.579%, 07/23/2020	30	30
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,360
Cox Communications
3.250%, 12/15/2022 (B)	859	834
NBCUniversal Media
4.375%, 04/01/2021	10	10
Sprint Spectrum
3.360%, 09/20/2021 (B)	578	575
TCI Communications
7.875%, 02/15/2026	240	292
Telefonica Emisiones SAU
4.895%, 03/06/2048	340	317
Tencent Holdings MTN
3.595%, 01/19/2028 (B)	250	237
Verizon Communications
4.329%, 09/21/2028	102	103
3.376%, 02/15/2025	532	516
2.625%, 08/15/2026	712	646
Viacom
5.625%, 09/15/2019	422	432
3.875%, 04/01/2024	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vodafone Group
3.750%, 01/16/2024	$410	$405

		10,657

Consumer Discretionary — 2.9%
Amazon.com
3.150%, 08/22/2027	470	450
2.400%, 02/22/2023	1,000	962
BMW US Capital
2.150%, 04/06/2020 (B)	950	936
1.850%, 09/15/2021 (B)	20	19
Danone
2.077%, 11/02/2021 (B)	500	479
Ford Motor Credit
8.125%, 01/15/2020	340	359
2.597%, 11/04/2019	800	794
2.262%, 03/28/2019	759	756
General Motors Financial
4.150%, 06/19/2023	600	598
3.700%, 11/24/2020	80	80
3.700%, 05/09/2023	190	186
3.150%, 01/15/2020	330	330
2.450%, 11/06/2020	30	29
Hyundai Capital America MTN
2.400%, 10/30/2018 (B)	240	240
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	406
McDonald’s MTN
2.750%, 12/09/2020	280	278
Newell Brands
4.200%, 04/01/2026	10	10
3.850%, 04/01/2023	80	78
3.150%, 04/01/2021	60	59
Time Warner Cable
5.000%, 02/01/2020	990	1,011
Yale University MTN
2.086%, 04/15/2019	1,019	1,016

		9,076

Consumer Staples — 0.5%
Kraft Heinz Foods
5.375%, 02/10/2020	86	89
4.875%, 02/15/2025 (B)	80	81
3.950%, 07/15/2025	30	30
3.000%, 06/01/2026	10	9
Kroger
4.000%, 02/01/2024	140	140
PepsiCo
3.000%, 08/25/2021	290	289
2.750%, 03/05/2022	80	79
Smithfield Foods
2.700%, 01/31/2020 (B)	330	325

New Covenant Funds / Quarterly Report / September 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
3.450%, 06/01/2026	$150	$142
WM Wrigley Jr
2.900%, 10/21/2019 (B)	360	359
2.400%, 10/21/2018 (B)	140	140

		1,683

Energy — 2.9%
Anadarko Petroleum
8.700%, 03/15/2019	590	605
5.550%, 03/15/2026	150	159
5.051%, 10/10/2036 (C)	3,000	1,271
Apache
3.250%, 04/15/2022	616	606
Baker Hughes a GE
3.200%, 08/15/2021	26	26
BP Capital Markets
3.535%, 11/04/2024	20	20
3.216%, 11/28/2023	140	137
Chevron
2.100%, 05/16/2021	130	127
1.991%, 03/03/2020	1,150	1,136
Cimarex Energy
4.375%, 06/01/2024	50	50
3.900%, 05/15/2027	30	29
Concho Resources
3.750%, 10/01/2027	20	19
Continental Resources
3.800%, 06/01/2024	160	157
Devon Energy
5.850%, 12/15/2025	120	131
3.250%, 05/15/2022	630	619
Enterprise Products Operating
3.900%, 02/15/2024	457	461
EOG Resources
4.150%, 01/15/2026	60	61
ExxonMobil
3.043%, 03/01/2026	150	146
Halliburton
3.800%, 11/15/2025	10	10
3.250%, 11/15/2021	180	180
Kinder Morgan Energy Partners
4.150%, 02/01/2024	770	772
3.500%, 03/01/2021	30	30
MPLX
4.125%, 03/01/2027	110	107
4.000%, 03/15/2028	140	135
Noble Energy
4.150%, 12/15/2021	290	294
3.850%, 01/15/2028	140	132
Occidental Petroleum
4.100%, 02/01/2021	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 04/15/2026	$80	$78
3.125%, 02/15/2022	100	99
3.000%, 02/15/2027	130	124
Petrofac
3.400%, 10/10/2018 (B)	150	150
Schlumberger Holdings
3.000%, 12/21/2020 (B)	970	963
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	294
Williams
5.250%, 03/15/2020	40	41

		9,220

Financials — 12.2%
American Express
3.400%, 02/27/2023	972	957
2.650%, 12/02/2022	264	254
American Express Credit MTN
2.375%, 05/26/2020	80	79
2.200%, 03/03/2020	710	702
American International Group
4.875%, 06/01/2022	415	432
Anglo American Capital
3.625%, 09/11/2024 (B)	200	190
Banco Santander
4.379%, 04/12/2028	200	190
3.457%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	200	200
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	234	220
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	258	250
Bank of America MTN
4.450%, 03/03/2026	678	679
4.200%, 08/26/2024	210	211
4.125%, 01/22/2024	370	376
4.100%, 07/24/2023	280	286
4.000%, 04/01/2024	440	444
4.000%, 01/22/2025	80	79
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	210	200
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	80	79
3.500%, 04/19/2026	130	126
3.300%, 01/11/2023	60	59
2.600%, 01/15/2019	25	25
Bank of New York Mellon MTN
4.600%, 01/15/2020	836	853
3.300%, 08/23/2029	790	740
Barclays Bank
2.650%, 01/11/2021	1,199	1,175

10	New Covenant Funds / Quarterly Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BB&T MTN
6.850%, 04/30/2019	$240	$246
BNP Paribas
4.400%, 08/14/2028 (B)	200	196
BPCE MTN
3.000%, 05/22/2022 (B)	640	619
Brighthouse Financial
3.700%, 06/22/2027	90	80
Capital One
2.650%, 08/08/2022	830	798
Charles Schwab
3.850%, 05/21/2025	110	111
Chubb INA Holdings
2.300%, 11/03/2020	60	59
Citibank
2.000%, 03/20/2019	470	469
Citigroup
8.125%, 07/15/2039	12	17
5.500%, 09/13/2025	150	160
5.300%, 05/06/2044	31	32
4.650%, 07/30/2045	28	28
4.450%, 09/29/2027	150	148
4.400%, 06/10/2025	160	160
4.300%, 11/20/2026	40	40
4.125%, 07/25/2028	40	39
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	240	236
4.050%, 07/30/2022	40	40
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	324
3.500%, 05/15/2023	100	98
3.400%, 05/01/2026	673	640
2.700%, 03/30/2021	455	447
Cooperatieve Rabobank UA
3.950%, 11/09/2022	670	666
3.875%, 09/26/2023 (B)	595	593
Credit Suisse Group
4.282%, 01/09/2028 (B)	280	272
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	49
General Electric Capital MTN
6.000%, 08/07/2019	414	425
4.650%, 10/17/2021	180	186
4.375%, 09/16/2020	10	10
Glencore Funding
2.875%, 04/16/2020 (B)	20	20
Goldman Sachs Group
5.750%, 01/24/2022	662	704
5.150%, 05/22/2045	20	21
4.750%, 10/21/2045	40	41
4.250%, 10/21/2025	90	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	$470	$463
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	300	286
3.500%, 11/16/2026	90	85
2.300%, 12/13/2019	460	456
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	502
5.375%, 03/15/2020	640	660
4.000%, 03/03/2024	420	421
HSBC Holdings
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	400	400
3.400%, 03/08/2021	360	359
2.950%, 05/25/2021	380	375
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	200	185
John Deere Capital
1.700%, 01/15/2020	40	39
John Deere Capital MTN
2.250%, 04/17/2019	60	60
JPMorgan Chase
4.500%, 01/24/2022	786	810
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	773	771
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	98
3.875%, 09/10/2024	290	287
2.550%, 03/01/2021	30	30
KKR Group Finance
6.375%, 09/29/2020 (B)	915	963
Liberty Mutual Group
4.250%, 06/15/2023 (B)	412	416
Lincoln National
6.250%, 02/15/2020	570	591
Manufacturers & Traders Trust
2.625%, 01/25/2021	1,163	1,144
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (B)	507	497
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	320	307
3.750%, 02/25/2023	1,810	1,810
Nuveen Finance
2.950%, 11/01/2019 (B)	50	50
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	779	757
Penske Truck Leasing Lp
3.900%, 02/01/2024 (B)	965	952
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	570	562

New Covenant Funds / Quarterly Report / September 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (B)	$30	$30
Royal Bank of Canada MTN
2.150%, 10/26/2020	70	69
2.125%, 03/02/2020	900	890
Royal Bank of Scotland Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	290	289
Santander UK
2.375%, 03/16/2020	40	39
Santander UK Group Holdings
3.571%, 01/10/2023	200	194
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	200	200
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (B)	599	597
Svenska Handelsbanken MTN
3.350%, 05/24/2021	250	250
Synchrony Financial
3.000%, 08/15/2019	120	120
Toronto-Dominion Bank MTN
1.950%, 01/22/2019	740	739
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	629
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	248
3.491%, 05/23/2023 (B)	390	382
WEA Finance
2.700%, 09/17/2019 (B)	310	309
Wells Fargo
3.069%, 01/24/2023	808	789
3.000%, 10/23/2026	190	176
Wells Fargo MTN
4.900%, 11/17/2045	30	30
4.600%, 04/01/2021	480	494
4.300%, 07/22/2027	260	259
3.450%, 02/13/2023	120	118
Westpac Banking
2.600%, 11/23/2020	80	79
2.300%, 05/26/2020	10	10
XLIT
6.375%, 11/15/2024	818	913

		39,058

Health Care — 2.8%
Abbott Laboratories
3.400%, 11/30/2023	250	249
AbbVie
3.600%, 05/14/2025	10	10
2.500%, 05/14/2020	700	692
Aetna
2.800%, 06/15/2023	20	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Amgen
2.125%, 05/01/2020	$20	$20
Anthem
3.125%, 05/15/2022	340	335
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,166
Becton Dickinson
4.685%, 12/15/2044	50	49
3.734%, 12/15/2024	24	24
3.363%, 06/06/2024	210	203
Cardinal Health
2.616%, 06/15/2022	100	96
Celgene
3.875%, 08/15/2025	130	128
3.550%, 08/15/2022	60	60
2.250%, 08/15/2021	70	67
CVS Health
4.125%, 05/15/2021	300	305
3.875%, 07/20/2025	95	93
3.350%, 03/09/2021	60	60
2.800%, 07/20/2020	190	188
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,246	1,448
Eli Lilly
2.350%, 05/15/2022	170	165
Gilead Sciences
2.550%, 09/01/2020	20	20
2.500%, 09/01/2023	50	47
2.050%, 04/01/2019	290	289
1.850%, 09/20/2019	130	129
Halfmoon Parent
4.375%, 10/15/2028 (B)	120	120
4.125%, 11/15/2025 (B)	50	50
3.750%, 07/15/2023 (B)	170	169
3.400%, 09/17/2021 (B)	60	60
Humana
3.150%, 12/01/2022	240	235
2.900%, 12/15/2022	290	281
Medtronic
3.125%, 03/15/2022	190	189
Medtronic Global Holdings SCA
1.700%, 03/28/2019	930	926
Merck
2.750%, 02/10/2025	20	19
SSM Health Care
3.688%, 06/01/2023	644	644
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	28
UnitedHealth Group
2.875%, 12/15/2021	50	49
2.700%, 07/15/2020	70	70

12	New Covenant Funds / Quarterly Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.625%, 03/15/2019	$200	$199

		8,901

Industrials — 2.6%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	730	744
4.500%, 05/15/2021	310	315
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	1,182	1,108
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	383	393
Aviation Capital Group
6.750%, 04/06/2021 (B)	80	86
4.125%, 08/01/2025 (B)	160	157
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	161	161
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	10
Cintas No. 2
3.700%, 04/01/2027	120	117
2.900%, 04/01/2022	120	117
Continental Airlines Pass-Through Trust, Ser 1999-1
6.545%, 02/02/2019	10	10
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	701	701
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	243	244
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	573	567
Eaton
2.750%, 11/02/2022	450	437
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	1,205	1,177
General Electric
4.500%, 03/11/2044	90	85
General Electric MTN
6.875%, 01/10/2039	30	38
5.500%, 01/08/2020	10	10
General Electric Capital MTN
5.300%, 02/11/2021	160	167
International Lease Finance
5.875%, 08/15/2022	400	423
Republic Services
3.200%, 03/15/2025	180	173

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Union Pacific
3.950%, 09/10/2028	$20	$20
3.750%, 07/15/2025	20	20
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	785	793
United Parcel Service
2.500%, 04/01/2023	60	58
United Technologies
4.125%, 11/16/2028	20	20
3.950%, 08/16/2025	40	40
Waste Management
3.500%, 05/15/2024	120	118

		8,309

Information Technology — 1.1%
Apple
3.350%, 02/09/2027	210	205
2.900%, 09/12/2027	110	104
2.450%, 08/04/2026	70	64
2.000%, 11/13/2020	80	79
1.550%, 08/04/2021	60	58
Broadcom
3.125%, 01/15/2025	80	74
Diamond 1 Finance
4.420%, 06/15/2021 (B)	430	437
3.480%, 06/01/2019 (B)	90	90
Intel
3.700%, 07/29/2025	30	30
Juniper Networks
4.600%, 03/15/2021	452	461
Mastercard
3.375%, 04/01/2024	190	190
Microsoft
3.300%, 02/06/2027	140	137
2.400%, 02/06/2022	150	146
2.400%, 08/08/2026	210	194
1.850%, 02/06/2020	360	356
1.550%, 08/08/2021	110	106
Oracle
2.500%, 10/15/2022	130	126
salesforce.com
3.700%, 04/11/2028	150	149
3.250%, 04/11/2023	70	69
Visa
4.300%, 12/14/2045	10	10
3.150%, 12/14/2025	110	107
2.200%, 12/14/2020	300	295

		3,487

New Covenant Funds / Quarterly Report / September 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 0.5%
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	$200	$197
Freeport-McMoRan
4.000%, 11/14/2021	170	169
Glencore Funding
4.125%, 05/30/2023 (B)	900	899
4.000%, 03/27/2027 (B)	190	178
Southern Copper
3.500%, 11/08/2022	130	128
Vale Overseas
6.250%, 08/10/2026	140	153

		1,724

Real Estate — 1.1%
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (B)	700	684
Simon Property Group
4.375%, 03/01/2021	430	441
2.350%, 01/30/2022	413	399
Ventas Realty
4.125%, 01/15/2026	566	557
3.500%, 02/01/2025	488	466
Welltower
4.500%, 01/15/2024	902	917

		3,464

Utilities — 1.9%
Commonwealth Edison
3.700%, 08/15/2028	1,118	1,115
Dominion Energy
2.579%, 07/01/2020	260	257
Duke Energy
3.750%, 04/15/2024	900	902
3.550%, 09/15/2021	170	171
2.400%, 08/15/2022	150	143
FirstEnergy
4.250%, 03/15/2023	380	386
2.850%, 07/15/2022	330	319
Northern States Power
7.125%, 07/01/2025	1,190	1,414
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	380
Sempra Energy
2.400%, 03/15/2020	840	829

		5,916

Total Corporate Obligations (Cost $103,076) ($ Thousands)		101,495

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 13.7%
U.S. Treasury Bills (C)
2.194%, 02/21/2019	$1,880	$1,863
2.091%, 11/29/2018	2,980	2,970
2.056%, 11/15/2018	2,090	2,084
U.S. Treasury Bonds
4.500%, 02/15/2036	2,254	2,674
3.750%, 11/15/2043	250	274
3.125%, 05/15/2048	120	119
3.000%, 05/15/2045	1,260	1,216
3.000%, 05/15/2047	120	116
3.000%, 02/15/2048	150	144
3.000%, 08/15/2048	1,520	1,463
2.875%, 08/15/2045	200	188
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	174	190
1.375%, 02/15/2044	173	185
0.750%, 02/15/2042	457	429
0.375%, 07/15/2023	162	159
U.S. Treasury Notes
2.875%, 09/30/2023	1,290	1,285
2.875%, 08/15/2028	120	118
2.750%, 05/31/2023	4,304	4,269
2.750%, 08/31/2023	1,680	1,665
2.750%, 02/15/2028	4	4
2.625%, 05/15/2021	1,304	1,296
2.375%, 01/31/2023	8,570	8,373
2.250%, 02/15/2027	5,750	5,412
2.250%, 11/15/2027	4,617	4,322
2.000%, 06/30/2024	770	730
1.875%, 08/31/2022	160	154
1.625%, 02/15/2026	2,424	2,200

Total U.S. Treasury Obligations (Cost $44,993) ($ Thousands)		43,902

ASSET-BACKED SECURITIES — 9.2%

Automotive — 2.6%

Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/2024 (B)	310	301
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A1
1.760%, 02/15/2021	2,800	2,791
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)	350	340
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A4
1.380%, 04/18/2022	1,307	1,296
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A3
1.880%, 08/17/2020 (B)	2,029	2,023

14	New Covenant Funds / Quarterly Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	$1,557	$1,556

		8,307

Consumer Discretionary — 0.2%

DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	535	521

Home — 0.4%

Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
2.976%, VAR ICE LIBOR USD 1 Month+0.760%, 09/25/2033	84	84
Argent Securities, Ser 2004-W5, Cl AV2
3.256%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	321	320
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	256	260
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
4.216%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2034 (B)	390	400
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
2.516%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (B)	257	240
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
2.936%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (B)	97	95

		1,399

Industrials — 0.5%

Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	1,572	1,573

Information Technology — 0.2%

COMM Mortgage Trust, Ser COR3, Cl A3
4.228%, 05/10/2051	710	730

Other Asset-Backed Securities — 5.3%

Citigroup Commercial Mortgage Trust, Ser 375P, Cl A
3.251%, 05/10/2035 (B)	400	396
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
3.466%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2047	175	177

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
4.715%, 04/25/2047	$321	$310
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
2.298%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	419	395
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.585%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	704	706
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
4.116%, VAR ICE LIBOR USD 1 Month+1.900%, 10/27/2031 (B)	211	216
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(B)	604	587
GM Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	430	430
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	620	620
Invitation Homes Trust, Ser 2018-SFR1, Cl A
2.858%, VAR LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	1,492	1,488
Lanark Master Issuer, Ser 2018-1A, Cl 1A
2.730%, VAR ICE LIBOR USD 3 Month+0.420%, 12/22/2069 (B)	845	844
MAD Mortgage Trust, Ser 330M, Cl A
3.294%, 08/15/2034 (A)(B)	220	214
MMAF Equipment Finance, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (B)	1,255	1,252
Morgan Stanley ABS Capital I Trust, Ser 2004-OP1, Cl M1
3.086%, VAR ICE LIBOR USD 1 Month+0.870%, 11/25/2034	514	513
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
3.101%, VAR ICE LIBOR USD 1 Month+0.885%, 06/25/2034	410	405
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (B)	160	159
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/2047 (A)(B)	916	902
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	474	470
Shops at Crystals Trust, Ser CSTL, Cl A
3.126%, 07/05/2036 (B)	100	94

New Covenant Funds / Quarterly Report / September 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
2.624%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	$364	$355
SLM Student Loan Trust, Ser 2002-A, Cl A2
2.884%, VAR ICE LIBOR USD 3 Month+0.550%, 12/16/2030	267	266
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.534%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (B)	162	164
Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	1,048	1,019
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	367	369
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	380	392
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	233	228
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	971	970
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	1,039	1,017
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	611	595
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	611	593
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	769	738

		16,884

Total Asset-Backed Securities (Cost $29,663) ($ Thousands)		29,414

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.6%
FHLB DN ©
2.090%, 11/23/2018	120	120
2.049%, 11/07/2014	410	409
2.010%, 11/01/2018	460	459
1.976%, 10/19/2018	1,050	1,049
1.970%, 10/15/2018	650	649
FHLMC
6.500%, 12/01/2035	931	1,030
6.000%, 03/01/2035	1,357	1,510

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%, 10/01/2048	$100	$105
4.000%, 04/01/2048	97	98
4.000%, 05/01/2048	781	790
3.500%, 09/01/2048	700	689
3.500%, 10/01/2048	1,000	985
3.000%, 02/01/2038	96	93
3.000%, 04/01/2038	97	93
3.000%, 11/01/2043	753	726
2.375%, 01/13/2022	1,090	1,071
1.250%, 10/02/2019	70	69
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	393	375
FNMA
4.500%, 09/01/2057	288	299
4.000%, 02/01/2056	83	85
4.000%, 06/01/2057	93	94
3.500%, 10/01/2047	1,415	1,394
3.000%, 12/01/2037	94	92
3.000%, 03/01/2046	1,446	1,395
3.000%, 05/01/2046	91	87
3.000%, 03/01/2048	200	191
2.272%, 10/09/2019 (C)	1,190	1,157
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	21	2
FRESB Mortgage Trust, Ser SB48, Cl A10F
3.370%, 02/25/2028 (A)	768	752
Tennessee Valley Authority
3.875%, 02/15/2021	790	807
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	1,409	1,403

Total U.S. Government Agency Obligations (Cost $18,227) ($ Thousands)		18,078

FOREIGN BONDS — 2.7%
Allergan Funding SCS
3.800%, –%, 0, 03/15/2025	100	98
3.450%, –%, 0, 03/15/2022	120	119
Banco Santander
3.125%, –%, 0, 02/23/2023	200	190
Banco Santander Chile
2.500%, –%, 0, 12/15/2020 (B)	240	235
Barclays Bank
10.179%, –%, 0, 06/12/2021 (B)	370	422
BHP Billiton Finance USA
2.875%, –%, 0, 02/24/2022	10	10
BP Capital Markets
3.561%, –%, 0, 11/01/2021	230	232
3.119%, –%, 0, 05/04/2026	170	162

16	New Covenant Funds / Quarterly Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
British Telecommunications
2.350%, –%, 0, 02/14/2019	$270	$270
CNOOC Finance
3.500%, –%, 0, 05/05/2025	330	316
Commonwealth Bank of Australia
2.200%, –%, 0, 11/09/2020 (B)	420	409
Cooperatieve Rabobank UA
4.375%, –%, 0, 08/04/2025	500	495
Credit Suisse NY MTN
2.300%, –%, 0, 05/28/2019	310	309
Ecopetrol
5.375%, –%, 0, 06/26/2026	140	144
HSBC Holdings
4.250%, –%, 0, 08/18/2025	230	226
Intesa Sanpaolo
5.017%, –%, 0, 06/26/2024 (B)	200	180
3.125%, –%, 0, 07/14/2022 (B)	200	186
Landwirtschaftliche Rentenbank
1.375%, –%, 0, 10/23/2019	110	108
OCP
4.500%, –%, 0, 10/22/2025 (B)	400	384
Petrobras Global Finance BV
6.850%, –%, 0, 06/05/2115	150	128
Petroleos del Peru
4.750%, –%, 0, 06/19/2032 (B)	400	388
Petroleos Mexicanos
4.875%, –%, 0, 01/18/2024	190	189
Shell International Finance
4.375%, –%, 0, 03/25/2020	130	133
Shell International Finance BV
3.250%, –%, 0, 05/11/2025	150	147
2.875%, –%, 0, 05/10/2026	40	38
2.250%, –%, 0, 11/10/2020	360	354
1.750%, –%, 0, 09/12/2021	1,592	1,531
Telefonica Emisiones SAU
5.134%, –%, 0, 04/27/2020	80	82
Teva Pharmaceutical Finance Netherlands III BV
2.200%, –%, 0, 07/21/2021	1,056	992
Vale Overseas
6.875%, –%, 0, 11/21/2036	100	116
4.375%, –%, 0, 01/11/2022	18	18

Total Foreign Bonds (Cost $8,795) ($ Thousands)		8,611

SOVEREIGN DEBT — 2.7%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	490	471
Colombia Government International Bond
5.625%, 02/26/2044	280	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (B)	$200	$200
3.850%, 07/18/2027 (B)	200	191
3.750%, 04/25/2022	370	367
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	206
Mexico Government International Bond
4.000%, 10/02/2023	610	614
3.600%, 01/30/2025	380	369
Panama Government International Bond
6.700%, 01/26/2036	190	237
Peruvian Government International Bond
6.550%, 03/14/2037	540	682
Poland Government International Bond
5.125%, 04/21/2021	440	460
4.000%, 01/22/2024	450	459
Province of Ontario Canada
4.400%, 04/14/2020	840	858
Province of Quebec Canada
2.625%, 02/13/2023	500	487
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,175
Russian Foreign Bond
7.500%, 03/31/2030	198	219
Russian Foreign Bond - Eurobond
5.875%, 09/16/2043	400	433
5.625%, 04/04/2042	400	420
Saudi Government International Bond MTN
2.875%, 03/04/2023 (B)	370	357

Total Sovereign Debt (Cost $8,639) ($ Thousands)		8,506

COMMERCIAL PAPER — 2.1%(C)
BPCE
2.365%, 10/01/2018 (B)	1,460	1,460
Danske
2.253%, 11/09/2018 (B)	1,550	1,546
Mitsubishi UFJ Trust & Banking
2.335%, 10/10/2018 (B)	980	979
MUFG Bank NY
%, 11/13/2018	950	947
Standard Chartered BK US
2.314%, 10/03/2018 (B)	1,670	1,670

Total Commercial Paper (Cost $6,603) ($ Thousands)		6,602

New Covenant Funds / Quarterly Report / September 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.6%

Florida — 0.3%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	$420	$416
State Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	535	533

		949

Wisconsin — 0.3%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	970	1,062

Total Municipal Bonds (Cost $2,064) ($ Thousands)		2,011

	Shares

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
1.850%**†	9,431,650	9,432

(Cost $9,432) ($ Thousands)		9,432

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.9%
Deutsche Bank 2.240%, dated 09/28/2018, to be repurchased on 10/01/2018, repurchase price $6,001,120 (collateralized by a U.S. Treasury Obligation, par value $6,001,120, 0.125%, 04/15/2019; with total market value $6,306,676) (D)	$6,000	$6,000

Total Repurchase Agreement (Cost $6,000) ($ Thousands)		6,000

Total Investments in Securities — 110.0% (Cost $357,311) ($ Thousands)		$351,304

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(E) (Cost $12) ($ Thousands)	41	$8

WRITTEN OPTIONS* — 0.0%

Total Written Options(E) (Premiums Received $23) ($ Thousands)	(50)	$(7)

A list of open option contracts held by the Fund at September 30, 2018 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Call Options
November 2018, U.S. 5 Year Future Option*	32	$3,599	$112.75	10/20/18	$4
November 2018, U.S. Bond Future Option*	9	1,265	142.00	10/20/18	4

Total Purchased Options		$4,864			$8

WRITTEN OPTIONS — 0.0%

Call Options
December 2018, Add FVZ8C 113 PIT to Future Option Display*	(27)	$(3,037)	113.00	11/17/18	$(4)
December 2018, U.S. 10 Year Future Option*	(23)	(2,732)	120.50	11/17/18	(3)

Total Written Options		$(5,769)			$(7)

18	New Covenant Funds / Quarterly Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

A list of the open futures contracts held by the Fund at September 30, 2018 are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

90-Day Euro$	420	Dec-2019	$101,942	$101,703	$(239)

90-Day Euro$	(102)	Dec-2018	(24,885)	(24,822)	63

90-Day Euro$	145	Jun-2020	35,254	35,101	(153)

U.S. 10-Year Treasury Note	(133)	Dec-2018	(15,946)	(15,798)	148

U.S. 2-Year Treasury Note	(58)	Dec-2018	(12,258)	(12,223)	35

U.S. 5-Year Treasury Note	496	Dec-2018	56,243	55,788	(455)

U.S. Long Treasury Bond	(139)	Dec-2018	(20,024)	(19,530)	494

U.S. Ultra Long Treasury Bond	35	Dec-2018	5,601	5,400	(201)

Ultra 10-Year U.S. Treasury Note	22	Dec-2018	2,818	2,772	(46)

			$128,745	$128,391	$(354)

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $319,374 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2018.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2018, the value of these securities amounted to $55,964

($ Thousands), representing 17.5% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Tri-Party Repurchase Agreement.

(E)	Refer to table below for details on Options Contracts.

AGM — Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of September 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$117,253	$–	$117,253
Corporate Obligations	–	101,495	–	101,495
U.S. Treasury Obligations	–	43,902	–	43,902
Asset-Backed Securities	–	29,414	–	29,414
U.S. Government Agency Obligations	–	18,078	–	18,078
Foreign Bonds	–	8,611	–	8,611
Sovereign Debt	–	8,506	–	8,506
Commercial Paper	–	6,602	–	6,602
Municipal Bonds	–	2,011	–	2,011
Cash Equivalent	9,432	–	–	9,432
Repurchase Agreement	–	6,000	–	6,000

Total Investments in Securities	$9,432	$341,872	$–	$351,304

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$8	$—	$—	$8
Written Options	(7)	—	—	(7)
Futures Contracts *
Unrealized Appreciation	740	—	—	740
Unrealized Depreciation	(1,094)	—	—	(1,094)

Total Other Financial Instruments	$(353)	$—	$—	$(353)

*Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

New Covenant Funds / Quarterly Report / September 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Income Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 6/30/2018	Purchases at Cost	Proceeds from Sales	Value 9/30/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 5,833	$ 42,403	$(38,804)	$ 9,432	$ 23

20	New Covenant Funds / Quarterly Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.8%

Equity Fund — 60.1%
New Covenant Growth Fund †	3,922,387	$179,371

Total Equity Fund (Cost $101,720) ($ Thousands)		179,371

Fixed Income Fund — 38.7%
New Covenant Income Fund †	5,139,728	115,695

Total Fixed Income Fund (Cost $118,295) ($ Thousands)		115,695

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
1.850%*†	3,701,543	3,702

(Cost $3,702) ($ Thousands)		3,702

Total Investments in Securities — 100.0% (Cost $223,717) ($ Thousands)		$298,768

Percentages are based on Net Assets of $298,640 ($ Thousands).

*	Rate shown is the 7-day effective yield as of September 30, 2018.

†	Investment in Affiliated Security.

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 6/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2018	Dividend Income
New Covenant Growth Fund	$ 172,416	$ -	$ (3,258)	$ 1,110	$ 9,103	$ 179,371	$ 575
New Covenant Income Fund	114,510	1,744	-	-	(559)	115,695	671
SEI Daily Income Trust, Government Fund, CI F	3,325	5,653	(5,276)	-	-	3,702	13

Totals	$ 290,251	$ 7,397	$ (8,534)	$ 1,110	$ 8,544	$ 298,768	$ 1,259

New Covenant Funds / Quarterly Report / September 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.1%

Fixed Income Fund — 63.6%
New Covenant Income Fund †	2,163,954	$48,711

Total Fixed Income Fund (Cost $50,142) ($ Thousands)		48,711

Equity Fund — 35.5%
New Covenant Growth Fund †	593,969	27,162

Total Equity Fund (Cost $12,939) ($ Thousands)		27,162

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F

1.850%*†	591,031	591

(Cost $591) ($ Thousands)		591

Total Investments in Securities — 99.9% (Cost $63,672) ($ Thousands)		$76,464

Percentages are based on Net Assets of $76,547 ($ Thousands).

*	Rate shown is the 7-day effective yield as of September 30, 2018.

†	Investment in Affiliated Security.

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 6/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2018	Dividend Income
New Covenant Growth Fund	$ 27,004	$ -	$ (1,413)	$ 685	$ 886	$ 27,162	$ 90
New Covenant Income Fund	49,339	-	(390)	(32)	(206)	48,711	287
SEI Daily Income Trust, Government Fund, CI F	888	2,308	(2,605)	-	-	591	3

Totals	$ 77,231	$ 2,308	$ (4,408)	$ 653	$ 680	$ 76,464	$ 380

22	New Covenant Funds / Quarterly Report / September 30, 2018

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as of a date within 90 days of the filing date of the report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

/s/ Robert A. Nesher
By	Robert A. Nesher
President & CEO

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 29, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: November 29, 2018